Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis
The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2017	Level 1	Level 2	Level 3	Total
(in millions)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	115.7	—	115.7
Money market funds [2]	1,329.4	—	—	1,329.4
Short-term investments [3]	—	1,029.3	—	1,029.3
Total	1,329.4	1,145.0	—	2,474.4

Liabilities measured at fair value
Derivative financial instruments [1]	—	67.3	—	67.3

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,193.2	—	—	3,193.2

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.

2.	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.

3.
Short-term investments consist of deposits with an original maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.

4.	Long-term debt relates to Eurobonds. See Note 15 Long-term debt.

As of December 31, 2016	Level 1	Level 2	Level 3	Total
(in millions)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	134.0	—	134.0
Money market funds [2]	2,152.0	—	—	2,152.0
Short-term investments [3]	—	1,150.0	—	1,150.0
Total	2,152.0	1,284.0	—	3,436.0

Liabilities measured at fair value
Derivative financial instruments [1]	—	113.9	—	113.9

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,386.2	—	—	3,386.2

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.

2.	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.

3.
Short-term investments consist of deposits with an original maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.

4.	Long-term debt relates to Eurobonds. See Note 15 Long-term debt.